Financial instruments (Tables)	9 Months Ended
Sep. 30, 2025
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
September 30, 2025	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	7.4	—	7.4
Trade and other receivables	380.6	—	—	—	380.6
Cash and cash equivalents	104.1	89.5	—	—	193.6
Liabilities
Derivative financial instruments	—	—	(148.7)	—	(148.7)
Trade and other payables excluding non-financial liabilities	—	—	—	(788.7)	(788.7)
Loans and borrowings	—	—	—	(2,106.0)	(2,106.0)
Total	484.7	89.5	(141.3)	(2,894.7)	(2,461.8)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €180.7 million.

Loans and borrowings includes €89.1 million relating to lease liabilities.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2024	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	21.2	—	21.2
Trade and other receivables	302.1	—	—	—	302.1
Cash and cash equivalents	235.6	167.7	—	—	403.3
Liabilities
Derivative financial instruments	—	—	(60.8)	—	(60.8)
Trade and other payables excluding non-financial liabilities	—	—	—	(773.5)	(773.5)
Loans and borrowings	—	—	—	(2,177.4)	(2,177.4)
Total	537.7	167.7	(39.6)	(2,950.9)	(2,285.1)

Disclosure of Financial Liabilities	Financial instruments
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 “Financial Instruments”.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
September 30, 2025	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	7.4	—	7.4
Trade and other receivables	380.6	—	—	—	380.6
Cash and cash equivalents	104.1	89.5	—	—	193.6
Liabilities
Derivative financial instruments	—	—	(148.7)	—	(148.7)
Trade and other payables excluding non-financial liabilities	—	—	—	(788.7)	(788.7)
Loans and borrowings	—	—	—	(2,106.0)	(2,106.0)
Total	484.7	89.5	(141.3)	(2,894.7)	(2,461.8)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €180.7 million.

Loans and borrowings includes €89.1 million relating to lease liabilities.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2024	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	21.2	—	21.2
Trade and other receivables	302.1	—	—	—	302.1
Cash and cash equivalents	235.6	167.7	—	—	403.3
Liabilities
Derivative financial instruments	—	—	(60.8)	—	(60.8)
Trade and other payables excluding non-financial liabilities	—	—	—	(773.5)	(773.5)
Loans and borrowings	—	—	—	(2,177.4)	(2,177.4)
Total	537.7	167.7	(39.6)	(2,950.9)	(2,285.1)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €222.2 million.
Loans and borrowings includes €94.1 million relating to lease liabilities.
The Company has determined that the carrying amounts of trade receivables, trade payables and cash and cash equivalents are a reasonable approximation of fair value.
Derivative financial instruments
The financial instruments are not traded in an active market and so the fair value of these instruments is determined from the implied forward rate. The valuation technique utilized by the Company maximizes the use of observable market data where it is available. All significant inputs required to fair value the instrument are observable. The Company has classified its derivative financial instruments as level 2 instruments as defined in IFRS 13 “Fair value measurement”.
Interest bearing loans and borrowings
The fair value of the senior secured notes is determined by reference to price quotations in the active market in which they are traded. They are classified as level 1 instruments. The fair value of the senior loans is calculated by discounting the expected future cash flows at the period end’s prevailing interest rates. They are classified as level 2 instruments. There is no requirement to determine or disclose the fair value of lease liabilities.
Syndicated loans includes the Senior U.S. Dollar debt of $686.1 million (€584.7 million) (the “Senior USD Loan”) and Senior EUR debt of €130.0 million (a "Senior EUR Loan") both repayable on November 10, 2029, as well as the Senior EUR debt of €553.2 million (a "Senior EUR Loan") repayable in June 2028. The Senior USD Loan includes an annual amortization repayment, equivalent to 1.0% of the outstanding loan value post the last repricing or $6.9 million (€5.9 million) in October each year until maturity. The Senior EUR Loan is repayable only upon maturity. As required under the Senior Facilities Agreement, the Company is also required to undertake an annual excess cash flow calculation whereby additional principal could be repaid.
On February 2, 2024, the Company completed on the repricing of its existing Senior EUR Loan of €130.0 million principal due 2029. Following the closing, the margin on the Senior EUR Loan was reduced by 75 basis points to EURIBOR plus 2.75%. There are no changes to the maturity of the Term Loan as a result of this repricing. The repricing represents a modification of a financial liability, such that a net modification gain of €4.1 million has been recognized, representing the difference between the remaining original contractual cash flows and the modified cash flows, both discounted at the original effective interest rate. On April 10, 2024, our interest rate swaps were amended to align more closely with the amended cash flows of our EUR term loan following the repricing.
On May 7, 2024, the Company completed on the repricing of its existing Senior USD Loan of $686.1 million principal due 2029, subject to customary closing conditions. Following the closing, the margin on the Senior USD Loan was reduced by 50 basis points to SOFR plus 2.5% effective from May 7, 2024. There are no changes to the maturity of the Senior USD Loan as a result of this repricing. The repricing represents a modification of a financial liability, such that a net modification gain of €10.3 million has been recognized, representing the difference between the remaining original contractual cash flows and the modified cash flows, both discounted at the original effective interest rate. Eligible transaction costs associated with the modification of €1.8 million were added to the loan carrying amount and amortized over the remaining loan term. Cross currency interest rate swaps were also amended to align more closely with this change, also taking effect on May 7, 2024.
2025 Refinancing
On October 20, 2025, the Company initiated a refinancing of its existing Senior USD and Senior EUR Loan facilities due June 2028 (Term Loan B with principal outstanding of €553.2 million) and November 2029 (Term Loans B with principal outstanding of $679.0 million and €130.0 million). On October 30, 2025, it was announced that these loans will be repaid, financed by the issuance of both a new $620.0 million term loan bearing interest at a rate per annum equal to the SOFR rate plus 2.5% due 2032 and a new €880.0 million term loan bearing interest at a rate per annum equal to EURIBOR plus 2.5% due 2032. Concurrent to these transactions, the Company intends to close out the existing cross currency interest rate swaps associated with the repaid loans and add new 7-year cross currency and interest rate swaps for the new loans. The transactions are expected to close on November 10, 2025, subject to customary closing conditions.

Management has concluded that the refinancing is an extinguishment of the pre-existing debt. As a result, unrealized gains on previous modifications of €24.4 million as well as capitalized debt discounts and borrowing costs of €25.7 million, which are included in the carrying value of loans and borrowings presented in these financial statements as at September 30, 2025, will be expensed on completion. Other transactional expenses on the refinancing are expected although the full extent will only be known on completion.

As part of the refinancing, the maturity of the existing revolving credit facility of €175.0 million (the "Revolving Credit Facility") was extended until 2032, subject to a successful refinancing of the Senior Secured Notes, due June 2028, at least six months before their due date.

The Senior Loans, Senior Secured Notes and any drawn balances of the Revolving Credit Facility are secured with equal ranking against assets of the Company and specified subsidiaries.

	Fair value		Carrying value
	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024
	€m	€m	€m	€m
Senior EUR/USD loans	1,274.5	1,353.6	1,244.0	1,315.7
Other external debt	0.2	0.2	0.2	0.2
2028 fixed rate senior secured notes	782.5	768.0	800.0	800.0
Less capitalized debt discounts and borrowing costs	—	—	(27.3)	(32.6)
	2,057.2	2,121.8	2,016.9	2,083.3